Summary of Significant Accounting Policies (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment Y	Dec. 31, 2010 segment	Dec. 31, 2009 segment
Goodwill and Other Intangible Assets
Number of reportable segments	3	4	4
Goodwill
Period of cash flow projections used for determining fair value (in years)	5
Steady growth rate used to extrapolate cash flows beyond the 5-year period (as a percent)	3.00%
Impairment loss	(1,000,705)
P&C
Goodwill
Discount rate (as a percent)	22.00%
Impairment loss	(962,628)
Life
Goodwill
Discount rate (as a percent)	25.00%
Claims Adjusting
Goodwill
Discount rate (as a percent)	27.00%
Impairment loss	(38,077)